SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill and intangible assets
Goodwill impairment loss	$ 0	$ 11,388	$ 0
Development right | Binglangjiang
Goodwill and intangible assets
Estimated useful life for the intangible assets	30 years
Dam use right | Jinling
Goodwill and intangible assets
Estimated useful life for the intangible assets	40 years
Land use rights | PRC
Goodwill and intangible assets
Agreement term of land use rights	50 years
Land use rights | PRC | Minimum
Goodwill and intangible assets
Estimated useful life for the intangible assets	41 years
Land use rights | PRC | Maximum
Goodwill and intangible assets
Estimated useful life for the intangible assets	50 years